Financial Risk Management - Summary of Debt-to-equity Ratios (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Total liabilities	₩ 17,815,630	₩ 16,712,367	₩ 17,062,496	₩ 17,897,638
Total equity	₩ 14,658,490	₩ 13,183,354	₩ 14,190,193	₩ 12,916,942	₩ 12,916,942	₩ 12,253,627
Debt-to-equity ratio	122.00%	127.00%